UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. High Dividend ETF (HDIV)

   QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

  QRAFT AI-Enhanced U.S. Next Value ETF (NVQ)

Semi-Annual Report

October 31, 2021

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2021 (Unaudited)

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in each Fund’s prospectus, a copy of which may be obtained by visiting the Funds’ website at www.qraftaietf.com. Please read a Fund’s prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”) and may invest more of its assets in securities of a single issuer, which may have an adverse effect on a Fund’s performance. Concentration in a particular industry or sector will subject a Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from each Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.5%
COMMUNICATION SERVICES — 5.0%
Fox Corp., Class A	508	$20,188
Lumen Technologies, Inc.	1,006	11,931
Sirius XM Holdings, Inc.	3,687	22,454
Verizon Communications, Inc.	3,769	199,719
ViacomCBS, Inc., Class A	534	20,789
		275,081
CONSUMER DISCRETIONARY — 14.8%
Best Buy Co., Inc.	228	27,871
Ford Motor Co.*	3,572	61,010
Genuine Parts Co.	130	17,044
Home Depot, Inc. (The)	961	357,242
Kohl’s Corp.	142	6,891
Lowe’s Cos., Inc.	630	147,307
Newell Brands, Inc.	387	8,858
Scientific Games Corp.*	88	7,044
Target Corp.	446	115,791
Tractor Supply Co.	104	22,586
Wayfair, Inc., Class A*	70	17,437
Williams-Sonoma, Inc.	68	12,630
YETI Holdings, Inc.*	80	7,866
		809,577
CONSUMER STAPLES — 27.9%
Altria Group, Inc.	1,679	74,061
BJ’s Wholesale Club Holdings, Inc.*	124	7,247
Campbell Soup Co.	276	11,026
Clorox Co. (The)	112	18,257
Colgate-Palmolive Co.	768	58,514
Conagra Brands, Inc.	437	14,071
Estee Lauder Cos., Inc. (The), Class A	212	68,758
General Mills, Inc.	552	34,114
Hershey Co. (The)	132	23,146
Kellogg Co.	310	19,003
Kimberly-Clark Corp.	307	39,753
Kroger Co. (The)	680	27,214
PepsiCo, Inc.	1,258	203,293
Philip Morris International, Inc.	1,419	134,152
Procter & Gamble Co. (The)	2,210	316,008
Sysco Corp.	466	35,835
Tyson Foods, Inc., Class A	268	21,432
Walgreens Boots Alliance, Inc.	787	37,005
Walmart, Inc.	2,551	381,170
		1,524,059
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY — 13.2%
Baker Hughes Co.	754	$18,910
ConocoPhillips	1,219	90,803
Coterra Energy, Inc.	364	7,760
Energy Transfer LP	2,462	23,414
Enterprise Products Partners LP	1,989	45,111
EOG Resources, Inc.	531	49,096
Exxon Mobil Corp.	3,854	248,467
Magellan Midstream Partners LP	203	9,947
Marathon Oil Corp.	718	11,718
MPLX LP	934	28,132
Occidental Petroleum Corp.	850	28,500
ONEOK, Inc.	406	25,830
Phillips 66 Partners LP	208	7,684
Plains All American Pipeline LP	653	6,608
Schlumberger NV	1,273	41,067
Targa Resources Corp.	208	11,371
Valero Energy Corp.	372	28,767
Western Midstream Partners LP	376	7,990
Williams Cos., Inc. (The)	1,106	31,068
		722,243
FINANCIALS — 5.6%
AGNC Investment Corp., REIT	478	7,610
Annaly Capital Management, Inc., REIT	1,315	11,125
Ares Capital Corp.	412	8,833
Citizens Financial Group, Inc.	388	18,383
CNA Financial Corp.	247	11,080
Credicorp Ltd.	72	9,336
Jefferies Financial Group, Inc.	225	9,675
MetLife, Inc.	780	48,984
OneMain Holdings, Inc.	120	6,337
People’s United Financial, Inc.	390	6,685
Prudential Financial, Inc.	351	38,628
Regions Financial Corp.	869	20,578
State Street Corp.	313	30,846
Truist Financial Corp.	1,215	77,116
		305,216
HEALTH CARE — 18.2%
AbbVie, Inc.	1,609	184,504
Amgen, Inc.	517	107,004
Anthem, Inc.	222	96,599
Bristol-Myers Squibb Co.	2,023	118,143
Cerner Corp.	269	19,984
CVS Health Corp.	1,201	107,225

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Gilead Sciences, Inc.	1,141	$74,028
Humana, Inc.	117	54,190
McKesson Corp.	141	29,311
Merck & Co., Inc.	2,304	202,867
		993,855
INDUSTRIALS — 4.0%
3M Co.	527	94,164
CH Robinson Worldwide, Inc.	120	11,639
Fastenal Co.	523	29,853
PACCAR, Inc.	316	28,320
TransDigm Group, Inc.*	50	31,191
WW Grainger, Inc.	47	21,766
		216,933
INFORMATION TECHNOLOGY — 9.3%
Citrix Systems, Inc.	113	10,705
Intel Corp.	3,693	180,957
International Business Machines Corp.	816	102,082
Juniper Networks, Inc.	296	8,738
NetApp, Inc.	204	18,217
NortonLifeLock, Inc.	529	13,463
Texas Instruments, Inc.	840	157,483
Ubiquiti, Inc.	57	17,415
		509,060
MATERIALS — 0.4%
CF Industries Holdings, Inc.	196	11,133
Westrock Co.	243	11,688
		22,821
REAL ESTATE — 0.3%
Iron Mountain, Inc., REIT	263	12,003
Vornado Realty Trust, REIT	174	7,418
		19,421
UTILITIES — 0.8%
Edison International	346	21,774
PPL Corp.	701	20,189
		41,963
TOTAL COMMON STOCKS (Cost $5,335,502)		5,440,229
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	13,735	$13,735
TOTAL SHORT TERM INVESTMENTS (Cost $13,735)		13,735
TOTAL INVESTMENTS — 99.8% (Cost $5,349,237)		5,453,964
Other Assets in Excess of Liabilities — 0.2%		11,524
TOTAL NET ASSETS — 100.0%		$5,465,488

*    Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SUMMARY OF INVESTMENTS	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	5.0%
Consumer Discretionary	14.8%
Consumer Staples	27.9%
Energy	13.2%
Financials	5.6%
Health Care	18.2%
Industrials	4.0%
Information Technology	9.3%
Materials	0.4%
Real Estate	0.3%
Utilities	0.8%
Total Common Stocks	99.5%
Short-Term Investments	0.3%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATION SERVICES — 5.1%
Activision Blizzard, Inc.	176	$13,761
Alphabet, Inc., Class A*	140	414,529
AT&T, Inc.	1,616	40,820
BCE, Inc.	461	23,728
Comcast Corp., Class A	1,037	53,333
Electronic Arts, Inc.	65	9,116
Facebook, Inc., Class A*	537	173,757
Liberty Broadband Corp., Class A*	43	6,913
Match Group, Inc.*	60	9,047
Netflix, Inc.*	101	69,721
ROBLOX Corp., Class A*	118	9,914
Roku, Inc.*	25	7,622
Snap, Inc., Class A*	301	15,827
Spotify Technology SA*	42	12,155
TELUS Corp.	689	15,813
T-Mobile US, Inc.*	283	32,553
Twitter, Inc.*	181	9,691
Verizon Communications, Inc.	937	49,652
Walt Disney Co. (The)*	412	69,657
		1,037,609
CONSUMER DISCRETIONARY — 6.6%
Airbnb, Inc., Class A*	78	13,312
Amazon.com, Inc.*	114	384,457
AutoZone, Inc.*	5	8,924
Booking Holdings, Inc.*	10	24,208
Chipotle Mexican Grill, Inc.*	6	10,674
Coupang, Inc.*	353	10,505
DoorDash, Inc., Class A*	67	13,052
DR Horton, Inc.	82	7,320
eBay, Inc.	155	11,892
Ferrari NV	43	10,198
Ford Motor Co.*	887	15,150
Home Depot, Inc. (The)	240	89,218
Lowe’s Cos., Inc.	160	37,411
Lucid Group, Inc.*	366	13,538
Lululemon Athletica, Inc.*	29	13,514
Magna International, Inc.	154	12,520
McDonald’s Corp.	168	41,252
MercadoLibre, Inc.*	100	148,102
O’Reilly Automotive, Inc.*	16	9,957
Ross Stores, Inc.	82	9,282
Starbucks Corp.	267	28,321
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Target Corp.	112	$29,078
Tesla, Inc.*	332	369,848
TJX Cos., Inc. (The)	273	17,879
Yum! Brands, Inc.	68	8,496
		1,338,108
CONSUMER STAPLES — 2.4%
Altria Group, Inc.	417	18,394
Archer-Daniels-Midland Co.	127	8,158
Coca-Cola Co. (The)	977	55,074
Colgate-Palmolive Co.	192	14,628
Costco Wholesale Corp.	101	49,646
Estee Lauder Cos., Inc. (The), Class A	53	17,190
General Mills, Inc.	138	8,528
Kimberly-Clark Corp.	76	9,841
Kroger Co. (The)	168	6,723
Mondelez International, Inc., Class A	317	19,255
Monster Beverage Corp.*	120	10,200
PepsiCo, Inc.	312	50,419
Philip Morris International, Inc.	354	33,467
Procter & Gamble Co. (The)	555	79,359
Sysco Corp.	115	8,844
Walgreens Boots Alliance, Inc.	196	9,216
Walmart, Inc.	634	94,732
		493,674
ENERGY — 1.7%
Canadian Natural Resources Ltd.	604	25,676
Cenovus Energy, Inc.	1,026	12,292
Chevron Corp.	437	50,032
ConocoPhillips	305	22,720
Enbridge, Inc.	1,031	43,158
Enterprise Products Partners LP	496	11,249
EOG Resources, Inc.	131	12,112
Exxon Mobil Corp.	958	61,762
Marathon Petroleum Corp.	147	9,692
Pembina Pipeline Corp.	281	9,298
Phillips 66	106	7,927
Pioneer Natural Resources Co.	55	10,284
Schlumberger NV	317	10,226
Suncor Energy, Inc.	756	19,883
TC Energy Corp.	499	26,996
Williams Cos., Inc. (The)	292	8,202
		341,509

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS — 8.1%
Aflac, Inc.	151	$8,104
Allstate Corp. (The)	68	8,410
American Express Co.	180	31,280
American International Group, Inc.	195	11,523
Ameriprise Financial, Inc.	28	8,460
Aon PLC, Class A	51	16,316
Arthur J Gallagher & Co.	50	8,383
Bank of America Corp.	1,921	91,785
Bank of Montreal	328	35,591
Bank of New York Mellon Corp. (The)	196	11,603
Bank of Nova Scotia (The)	617	40,451
Berkshire Hathaway, Inc., Class B*	518	148,671
BlackRock, Inc.	35	33,021
Blackstone Group, Inc.	157	21,732
Brookfield Asset Management, Inc., Class A	843	50,909
Canadian Imperial Bank of Commerce	229	27,769
Capital One Financial Corp.	103	15,556
Charles Schwab Corp. (The)	410	33,632
Chubb Ltd.	100	19,538
Citigroup, Inc.	468	32,367
CME Group, Inc.	82	18,085
Coinbase Global, Inc., Class A*	33	10,541
Discover Financial Services	69	7,819
FactSet Research Systems, Inc.	391	173,561
Goldman Sachs Group, Inc. (The)	76	31,415
Intercontinental Exchange, Inc.	127	17,584
JPMorgan Chase & Co.	685	116,375
KKR & Co., Inc.	131	10,437
Manulife Financial Corp.	988	19,256
Marsh & McLennan Cos., Inc.	114	19,015
MetLife, Inc.	198	12,434
Moody’s Corp.	41	16,570
Morgan Stanley	415	42,654
MSCI, Inc.	218	144,944
Nasdaq, Inc.	37	7,765
PNC Financial Services Group, Inc. (The)	95	20,048
Progressive Corp. (The)	132	12,524
Prudential Financial, Inc.	89	9,794
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Robinhood Markets, Inc., Class A*	175	$6,120
Royal Bank of Canada	724	75,303
S&P Global, Inc.	54	25,605
Sun Life Financial, Inc.	299	17,034
SVB Financial Group*	13	9,326
T Rowe Price Group, Inc.	52	11,278
Toronto-Dominion Bank (The)	925	67,072
Truist Financial Corp.	303	19,231
US Bancorp	336	20,284
Wells Fargo & Co.	930	47,579
		1,644,754
HEALTH CARE — 24.9%
Abbott Laboratories	401	51,685
AbbVie, Inc.	399	45,753
ABIOMED, Inc.*	575	190,923
Acceleron Pharma, Inc.*	848	147,705
Agilent Technologies, Inc.	69	10,867
Alcon, Inc.	110	9,170
Align Technology, Inc.*	18	11,239
Alnylam Pharmaceuticals, Inc.*	740	118,074
Amgen, Inc.	597	123,561
Anthem, Inc.	55	23,932
Baxter International, Inc.	119	9,396
Becton Dickinson and Co.	67	16,052
Biogen, Inc.*	34	9,067
BioMarin Pharmaceutical, Inc.*	3,713	294,181
Boston Scientific Corp.*	2,317	99,932
Bristol-Myers Squibb Co.	503	29,375
Centene Corp.*	131	9,332
Cigna Corp.	77	16,448
CVS Health Corp.	299	26,695
Danaher Corp.	162	50,507
Dexcom, Inc.*	337	210,022
Edwards Lifesciences Corp.*	1,573	188,477
Eli Lilly & Co.	992	252,722
Exact Sciences Corp.*	1,139	108,456
Gilead Sciences, Inc.	284	18,426
Humana, Inc.	30	13,895
IDEXX Laboratories, Inc.*	20	13,323
Illumina, Inc.*	350	145,271
Incyte Corp.*	2,502	167,584
Insulet Corp.*	828	256,696

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Intuitive Surgical, Inc.*	83	$29,974
IQVIA Holdings, Inc.*	43	11,241
Johnson & Johnson	596	97,076
Masimo Corp.*	411	116,535
McKesson Corp.	35	7,276
Medtronic PLC	304	36,437
Merck & Co., Inc.	573	50,453
Mettler-Toledo International, Inc.*	5	7,404
Moderna, Inc.*	91	31,414
Natera, Inc.*	1,097	125,683
Novavax, Inc.*	721	107,306
Novocure Ltd.*	894	91,698
Pfizer, Inc.	1,266	55,375
Regeneron Pharmaceuticals, Inc.*	380	243,177
ResMed, Inc.	458	120,413
Seagen, Inc.*	946	166,808
Stryker Corp.	86	22,882
Thermo Fisher Scientific, Inc.	89	56,343
UnitedHealth Group, Inc.	214	98,541
Veeva Systems, Inc., Class A*	953	302,110
Vertex Pharmaceuticals, Inc.*	2,063	381,511
Waters Corp.*	274	100,709
West Pharmaceutical Services, Inc.	17	7,308
Zimmer Biomet Holdings, Inc.	50	7,156
Zoetis, Inc.	569	123,018
		5,066,614
INDUSTRIALS — 5.3%
3M Co.	130	23,228
Axon Enterprise, Inc.*	761	136,950
Boeing Co. (The)*	132	27,328
Canadian National Railway Co.	360	47,848
Canadian Pacific Railway Ltd.	339	26,239
Carrier Global Corp.	197	10,289
Caterpillar, Inc.	124	25,297
Cintas Corp.	23	9,961
Copart, Inc.*	54	8,386
CoStar Group, Inc.*	1,194	102,744
CSX Corp.	510	18,447
Cummins, Inc.	33	7,915
Deere & Co.	71	24,304
Eaton Corp. PLC	90	14,828
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Emerson Electric Co.	137	$13,290
Equifax, Inc.	29	8,045
FedEx Corp.	60	14,132
Ferguson PLC	51	7,712
General Dynamics Corp.	64	12,976
General Electric Co.	249	26,113
Honeywell International, Inc.	157	34,323
IHS Markit Ltd.	95	12,418
Illinois Tool Works, Inc.	72	16,407
Johnson Controls International PLC	162	11,886
L3Harris Technologies, Inc.	47	10,835
Lockheed Martin Corp.	64	21,268
Norfolk Southern Corp.	56	16,411
Northrop Grumman Corp.	36	12,860
Old Dominion Freight Line, Inc.	25	8,534
Otis Worldwide Corp.	96	7,710
Parker-Hannifin Corp.	30	8,898
Plug Power, Inc.*	3,725	142,556
Raytheon Technologies Corp.	341	30,301
Republic Services, Inc.	72	9,691
Rockwell Automation, Inc.	28	8,943
Roper Technologies, Inc.	23	11,221
Southwest Airlines Co.*	143	6,761
Thomson Reuters Corp.	252	30,323
Trane Technologies PLC	54	9,770
TransDigm Group, Inc.*	13	8,110
Uber Technologies, Inc.*	426	18,667
Union Pacific Corp.	147	35,486
Verisk Analytics, Inc.	37	7,780
Waste Connections, Inc.	132	17,953
Waste Management, Inc.	95	15,222
		1,080,366
INFORMATION TECHNOLOGY — 42.8%
Accenture PLC, Class A	150	53,819
Adobe, Inc.*	638	414,930
Advanced Micro Devices, Inc.*	1,280	153,894
Akamai Technologies, Inc.*	936	98,711
Amphenol Corp., Class A	136	10,441
Analog Devices, Inc.	124	21,513
ANSYS, Inc.*	472	179,162
Apple, Inc.	3,750	561,750
Applied Materials, Inc.	208	28,423

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Arista Networks, Inc.*	361	$147,898
Atlassian Corp. PLC, Class A*	373	170,882
Autodesk, Inc.*	764	242,654
Automatic Data Processing, Inc.	95	21,327
Broadcom, Inc.	265	140,893
Cadence Design Systems, Inc.*	1,062	183,843
Ceridian HCM Holding, Inc.*	36	4,509
CGI, Inc.*	111	9,922
Check Point Software Technologies Ltd.*	952	113,859
Cisco Systems, Inc.	954	53,395
Cognizant Technology Solutions Corp., Class A	120	9,371
Corning, Inc.	194	6,901
Crowdstrike Holdings, Inc., Class A*	26	7,327
Datadog, Inc., Class A*	22	3,675
Descartes Systems Group, Inc. (The)*	1,343	109,817
DocuSign, Inc.*	26	7,236
Enphase Energy, Inc.*	797	184,609
Entegris, Inc.	688	96,857
EPAM Systems, Inc.*	13	8,752
Fair Isaac Corp.*	410	163,262
Fidelity National Information Services, Inc.	141	15,614
Fiserv, Inc.*	149	14,675
Five9, Inc.*	533	84,219
Fortinet, Inc.*	882	296,652
Global Payments, Inc.	67	9,580
HP, Inc.	272	8,250
HubSpot, Inc.*	185	149,893
Intel Corp.	918	44,982
International Business Machines Corp.	202	25,270
Intuit, Inc.	235	147,108
Keysight Technologies, Inc.*	41	7,381
KLA Corp.	353	131,584
Lam Research Corp.	33	18,598
Marvell Technology, Inc.	185	12,672
Mastercard, Inc., Class A	221	74,150
Microchip Technology, Inc.	123	9,113
Micron Technology, Inc.	254	17,551
Microsoft Corp.	2,120	703,034
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Monolithic Power Systems, Inc.	302	$158,689
Motorola Solutions, Inc.	540	134,239
NetApp, Inc.	1,136	101,445
NVIDIA Corp.	562	143,687
NXP Semiconductors NV	61	12,252
Open Text Corp.	1,855	93,399
Oracle Corp.	575	55,165
Palantir Technologies, Inc., Class A*	233	6,030
Palo Alto Networks, Inc.*	414	210,763
Paychex, Inc.	82	10,109
Paycom Software, Inc.*	175	95,874
Paylocity Holding Corp.*	338	103,137
PayPal Holdings, Inc.*	266	61,869
PTC, Inc.*	742	94,494
QUALCOMM, Inc.	1,829	243,330
RingCentral, Inc., Class A*	606	147,731
Salesforce.com, Inc.*	617	184,909
ServiceNow, Inc.*	422	294,455
Shopify, Inc., Class A*	58	85,070
Snowflake, Inc., Class A*	68	24,061
Splunk, Inc.*	1,302	214,596
Square, Inc., Class A*	89	22,650
Synopsys, Inc.*	678	225,896
TE Connectivity Ltd.	74	10,804
Texas Instruments, Inc.	210	39,371
Trade Desk, Inc. (The), Class A*	34	2,547
Twilio, Inc., Class A*	37	10,780
Ubiquiti, Inc.	433	132,294
Unity Software, Inc.*	28	4,237
VeriSign, Inc.*	525	116,902
Visa, Inc., Class A	381	80,684
Workday, Inc., Class A*	726	210,525
Xilinx, Inc.	1,531	275,580
Zendesk, Inc.*	1,159	117,986
Zoom Video Communications, Inc., Class A*	37	10,162
Zscaler, Inc.*	14	4,464
		8,720,144
MATERIALS — 1.3%
Air Products and Chemicals, Inc.	51	15,290
Barrick Gold Corp.	904	16,606
Corteva, Inc.	166	7,163
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS (Continued)
Dow, Inc.	168	$9,403
DuPont de Nemours, Inc.	121	8,422
Ecolab, Inc.	66	14,667
Franco-Nevada Corp.	96	13,712
International Flavors & Fragrances, Inc.	57	8,405
Linde PLC	119	37,985
LyondellBasell Industries NV, Class A	75	6,961
Newmont Corp.	407	21,978
Nutrien Ltd.	290	20,274
Piedmont Lithium, Inc.*	357	22,255
PPG Industries, Inc.	54	8,671
Sherwin-Williams Co. (The)	60	18,997
Southern Copper Corp.	176	10,558
Teck Resources Ltd., Class B	291	8,119
Wheaton Precious Metals Corp.	230	9,294
		258,760
REAL ESTATE — 0.8%
American Tower Corp., REIT	103	29,043
AvalonBay Communities, Inc., REIT	32	7,574
CBRE Group, Inc., Class A*	76	7,910
Crown Castle International Corp., REIT	97	17,489
Digital Realty Trust, Inc., REIT	66	10,416
Equinix, Inc., REIT	20	16,741
Equity Residential, REIT	85	7,344
Prologis, Inc., REIT	167	24,208
Public Storage, REIT	39	12,955
SBA Communications Corp., REIT	24	8,288
Simon Property Group, Inc., REIT	74	10,847
Welltower, Inc., REIT	95	7,638
		160,453
UTILITIES — 0.8%
American Electric Power Co., Inc.	119	10,081
American Water Works Co., Inc.	41	7,141
Brookfield Infrastructure Partners LP	150	8,825
Dominion Energy, Inc.	182	13,819
Duke Energy Corp.	175	17,852
Exelon Corp.	221	11,755
Fortis, Inc.	239	10,638
NextEra Energy, Inc.	463	39,508
	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES (Continued)
Public Service Enterprise Group, Inc.	114	$7,273
Sempra Energy	72	9,189
Southern Co. (The)	247	15,393
Xcel Energy, Inc.	122	7,880
		159,354
TOTAL COMMON STOCKS (Cost $18,545,365)		20,301,345

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	52,889	52,889
TOTAL SHORT TERM INVESTMENTS (Cost $52,889)		52,889
TOTAL INVESTMENTS — 100.1% (Cost $18,598,254)		20,354,234
Liabilities in Excess of Other Assets — (0.1%)		(4,625)
TOTAL NET ASSETS — 100.0%		$20,349,609

*    Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	5.1%
Consumer Discretionary	6.6%
Consumer Staples	2.4%
Energy	1.7%
Financials	8.1%
Health Care	24.9%
Industrials	5.3%
Information Technology	42.8%
Materials	1.3%
Real Estate	0.8%
Utilities	0.8%
Total Common Stocks	99.8%
Short-Term Investments	0.3%
Total Investments	100.1%
Liabilities in Excess of Other Assets	(0.1)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.7%
CONSUMER DISCRETIONARY — 49.7%
Amazon.com, Inc.*	714	$2,407,915
AutoNation, Inc.*	2,881	348,947
AutoZone, Inc.*	285	508,679
Bath & Body Works, Inc.	6,167	426,078
Best Buy Co., Inc.	4,117	503,262
BRP, Inc.	3,745	330,122
Capri Holdings Ltd.*	7,114	378,749
Crocs, Inc.*	2,453	396,037
Deckers Outdoor Corp.*	991	391,752
Dick’s Sporting Goods, Inc.	2,892	359,215
Etsy, Inc.*	2,090	523,942
GameStop Corp., Class A*	2,127	390,326
Home Depot, Inc. (The)	5,954	2,213,340
Kohl’s Corp.	7,313	354,900
Lowe’s Cos., Inc.	4,813	1,125,376
O’Reilly Automotive, Inc.*	833	518,393
Pool Corp.	902	464,674
Tapestry, Inc.	9,686	377,560
Target Corp.	3,678	954,882
Tempur Sealy International, Inc.	7,600	337,972
Tractor Supply Co.	2,070	449,542
Under Armour, Inc., Class A*	17,239	378,569
Wayfair, Inc., Class A*	1,579	393,329
Williams-Sonoma, Inc.	2,101	390,219
YETI Holdings, Inc.*	4,027	395,975
Yum! Brands, Inc.	3,933	491,389
		15,811,144
CONSUMER STAPLES — 4.5%
BJ’s Wholesale Club Holdings, Inc.*	10,114	591,062
Colgate-Palmolive Co.	10,883	829,176
		1,420,238
ENERGY — 2.0%
Continental Resources, Inc.	13,008	634,920
HEALTH CARE — 9.8%
Align Technology, Inc.*	1,156	721,772
Bruker Corp.	7,372	591,971
Incyte Corp.*	8,606	576,430
Shockwave Medical, Inc.*	2,692	575,280
Waters Corp.*	1,747	642,110
		3,107,563
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS — 17.4%
Avis Budget Group, Inc.*	4,776	$827,729
Builders FirstSource, Inc.*	11,031	642,776
Fastenal Co.	12,800	730,624
Generac Holdings, Inc.*	1,572	783,736
Lennox International, Inc.	1,944	581,800
Rollins, Inc.	17,050	600,672
SiteOne Landscape Supply, Inc.*	2,817	661,882
WW Grainger, Inc.	1,570	727,083
		5,556,302
INFORMATION TECHNOLOGY — 10.4%
DocuSign, Inc.*	2,944	819,286
Logitech International SA	6,698	556,135
Manhattan Associates, Inc.*	3,697	671,153
Monolithic Power Systems, Inc.	1,290	677,844
Synaptics, Inc.*	3,076	598,497
		3,322,915
MATERIALS — 5.9%
Alcoa Corp.	11,508	528,793
Cleveland-Cliffs, Inc.*	28,611	689,811
Olin Corp.	11,536	657,321
		1,875,925
TOTAL COMMON STOCKS (Cost $29,441,797)		31,729,007

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	92,746	92,746
TOTAL SHORT TERM INVESTMENTS (Cost $92,746)		92,746
TOTAL INVESTMENTS — 100.0% (Cost $29,534,543)		31,821,753
Liabilities in Excess of Other Assets — (0.0)%		(4,759)
TOTAL NET ASSETS — 100.0%		$31,816,994

*    Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	49.7%
Consumer Staples	4.5%
Energy	2.0%
Health Care	9.8%
Industrials	17.4%
Information Technology	10.4%
Materials	5.9%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.6%
COMMUNICATION SERVICES — 2.0%
Liberty Global PLC, Class A*	1,569	$45,093
Nexstar Media Group, Inc., Class A	149	22,339
TEGNA, Inc.	768	15,099
Yelp, Inc.*	1,098	42,416
		124,947
CONSUMER DISCRETIONARY — 8.2%
Acushnet Holdings Corp.	367	18,695
Advance Auto Parts, Inc.	217	48,938
American Eagle Outfitters, Inc.	639	15,170
BorgWarner, Inc.	1,201	54,129
Dick’s Sporting Goods, Inc.	238	29,562
Foot Locker, Inc.	525	25,027
Gap, Inc. (The)	1,243	28,203
Hyatt Hotels Corp., Class A*	204	17,381
Lennar Corp., Class A	841	84,041
MDC Holdings, Inc.	535	26,204
Meritage Homes Corp.*	188	20,437
PulteGroup, Inc.	922	44,330
Ralph Lauren Corp.	207	26,324
Rent-A-Center, Inc./TX	472	25,139
Skechers USA, Inc., Class A*	832	38,447
Urban Outfitters, Inc.*	410	13,091
		515,118
CONSUMER STAPLES — 8.2%
Archer-Daniels-Midland Co.	1,537	98,737
Coca-Cola Consolidated, Inc.	59	23,683
Flowers Foods, Inc.	1,767	43,733
Ingredion, Inc.	337	32,092
Kroger Co. (The)	2,031	81,281
Nomad Foods Ltd*	691	18,816
Sanderson Farms, Inc.	80	15,156
Tyson Foods, Inc., Class A	836	66,855
US Foods Holding Corp.*	783	27,147
Walgreens Boots Alliance, Inc.	2,318	108,992
		516,492
ENERGY — 25.4%
Chevron Corp.	4,707	538,904
ConocoPhillips	3,626	270,101
EOG Resources, Inc.	1,591	147,104
Exxon Mobil Corp.	8,119	523,432
Phillips 66	1,177	88,016
Plains All American Pipeline LP	2,129	21,545
		1,589,102
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS — 0.6%
LendingClub Corp.*	499	$22,934
PROG Holdings, Inc.	411	16,625
		39,559
HEALTH CARE — 11.0%
Alkermes PLC*	1,426	43,194
Bio-Rad Laboratories, Inc., Class A*	129	102,514
Centene Corp.*	1,786	127,235
DENTSPLY SIRONA, Inc.	1,012	57,896
Henry Schein, Inc.*	485	37,030
Inovalon Holdings, Inc., Class A*	524	21,374
Integer Holdings Corp.*	252	22,685
Jazz Pharmaceuticals PLC*	527	70,112
LivaNova PLC*	368	28,233
Nektar Therapeutics*	2,022	30,653
Patterson Cos., Inc.	415	12,973
Prothena Corp. PLC*	331	18,321
United Therapeutics Corp.*	357	68,101
Viatris, Inc.	3,486	46,538
		686,859
INDUSTRIALS — 15.8%
ABM Industries, Inc.	352	15,492
Acuity Brands, Inc.	224	46,016
CACI International, Inc., Class A*	141	40,557
Colfax Corp.*	599	30,920
Johnson Controls International PLC	2,133	156,498
ManpowerGroup, Inc.	251	24,259
MSC Industrial Direct Co., Inc., Class A	241	20,261
Oshkosh Corp.	366	39,162
Raytheon Technologies Corp.	4,152	368,947
Regal Rexnord Corp.	209	31,837
SPX FLOW, Inc.	208	15,540
Textron, Inc.	964	71,191
UniFirst Corp./MA	128	25,339
Univar Solutions, Inc.*	738	18,878
WESCO International, Inc.*	210	27,208
Westinghouse Air Brake Technologies Corp.	616	55,890
		987,995

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2021 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY — 18.7%
3D Systems Corp.*	792	$22,303
Amkor Technology, Inc.	1,521	33,340
Arrow Electronics, Inc.*	246	28,474
Avnet, Inc.	489	18,636
Dolby Laboratories, Inc., Class A	571	50,448
Hewlett Packard Enterprise Co.	3,793	55,567
Insight Enterprises, Inc.*	163	15,436
Intel Corp.	8,963	439,187
Juniper Networks, Inc.	2,352	69,431
Kulicke & Soffa Industries, Inc.	1,063	60,591
Onto Innovation, Inc.*	576	45,625
SYNNEX Corp.	208	21,840
Tower Semiconductor Ltd.*	1,064	33,910
Viasat, Inc.*	419	25,010
Vishay Intertechnology, Inc.	1,832	35,211
VMware, Inc., Class A*	781	118,478
Western Digital Corp.*	1,050	54,904
Xerox Holdings Corp.	2,306	41,047
		1,169,438
MATERIALS — 9.5%
Ashland Global Holdings, Inc.	228	21,890
Commercial Metals Co.	497	15,994
Domtar Corp.*	387	21,126
DuPont de Nemours, Inc.	1,429	99,459
Element Solutions, Inc.	840	19,076
Greif, Inc., Class A	180	11,642
HB Fuller Co.	340	23,973
Huntsman Corp.	1,175	38,282
ICL Group Ltd.	4,789	41,521
International Flavors & Fragrances, Inc.	840	123,858
Nucor Corp.	866	96,689
Reliance Steel & Aluminum Co.	261	38,148
Steel Dynamics, Inc.	703	46,454
		598,112
REAL ESTATE — 0.2%
EPR Properties, REIT	285	14,310
TOTAL COMMON STOCKS (Cost $6,210,124)		6,241,932
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Invesco Government & Agency Portfolio – Institutional Class, 0.03%(a)	23,163	$23,163
TOTAL SHORT TERM INVESTMENTS (Cost $23,163)		23,163
TOTAL INVESTMENTS — 100.0% (Cost $6,233,287)		6,265,095
Liabilities in Excess of Other Assets — (0.0)%		(769)
TOTAL NET ASSETS — 100.0%		$6,264,326

*    Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT	:	Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SUMMARY OF INVESTMENTS	October 31, 2021 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	2.0%
Consumer Discretionary	8.2%
Consumer Staples	8.2%
Energy	25.4%
Financials	0.6%
Health Care	11.0%
Industrials	15.8%
Information Technology	18.7%
Materials	9.5%
Real Estate	0.2%
Total Common Stocks	99.6%
Short-Term Investments	0.4%
Total Investments	100.0%
Liabilities in Excess of Other Assets	(0.0)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2021 (Unaudited)
	QRAFT AI-Enhanced U.S. High Dividend ETF	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF
Assets:
Investments, at value	$5,453,964	$20,354,234	$31,821,753	$6,265,095
Cash	1,389	—	—	—
Dividends receivable	11,953	7,348	14,977	2,809
Investment securities sold	1,316	223	—	383
Foreign tax reclaim	288	205	—	—
Total Assets	5,468,910	20,362,010	31,836,730	6,268,287

Liabilities:
Due to custodian	—	536	—	—
Advisory fee payable	3,422	11,865	19,736	3,961
Total Liabilities	3,422	12,401	19,736	3,961

Net Assets	$5,465,488	$20,349,609	$31,816,994	$6,264,326

Net Assets Consist of:
Paid-in capital	$5,296,580	$18,100,083	$28,974,606	$6,066,624
Distributable earnings (loss)	168,908	2,249,526	2,842,388	197,702
Net Assets	$5,465,488	$20,349,609	$31,816,994	$6,264,326

Net Assets	$5,465,488	$20,349,609	$31,816,994	$6,264,326
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	175,000	450,001	850,001	200,000
Net Asset Value, Offering and Redemption Price Per Share	$31.23	$45.22	$37.43	$31.32
Investments, at cost	$5,349,237	$18,598,254	$29,534,543	$6,233,287

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. High Dividend ETF	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF
	For the Six Months Ended October 31, 2021 (Unaudited)	For the Six Months Ended October 31, 2021 (Unaudited)	For the Six Months Ended October 31, 2021 (Unaudited)	For the Six Months Ended October 31, 2021 (Unaudited)
Investment Income:
Dividends*	$94,040	$81,503	$109,365	$56,841
Total Investment Income	94,040	81,503	109,365	56,841

Expenses:
Advisory fees	24,760	74,624	124,462	22,641
Total Expenses	24,760	74,624	124,462	22,641
Net Investment Income (Loss)	69,280	6,879	(15,097)	34,200

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(222,305)	(851,220)	(4,602,908)	(411,223)
In-kind redemptions	535,757	1,925,149	5,045,720	581,501
Foreign currency transactions	(11)	38	—	14
Net realized gain (loss)	313,441	1,073,967	442,812	170,292
Net change in unrealized appreciation (depreciation) on:
Investments	(138,260)	1,080,663	1,724,895	(270,764)
Net change in unrealized appreciation (depreciation)	(138,260)	1,080,663	1,724,895	(270,764)
Net realized and unrealized gain (loss)	175,181	2,154,630	2,167,707	(100,472)
Net Increase (Decrease) in Net Assets Resulting from Operations	$244,461	$2,161,509	$2,152,610	$(66,272)
* Net of foreign withholding taxes	$3,181	$2,055	$1,453	$226
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. High Dividend ETF		QRAFT AI-Enhanced U.S. Large Cap ETF
	For the Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$69,280	$65,199	$6,879	$(8,565)
Net realized gain (loss)	313,441	887,204	1,073,967	3,739,203
Change in net unrealized appreciation (depreciation)	(138,260)	140,510	1,080,663	413,245
Net increase (decrease) in net assets resulting from operations	244,461	1,092,913	2,161,509	4,143,883

Distributions to Shareholders	(68,818)	(66,291)	(10,260)	(412,139)

Capital Transactions:
Proceeds from shares issued	7,023,064	7,004,904	16,779,385	46,924,423
Cost of shares redeemed	(7,036,310)	(5,501,250)	(18,891,989)	(33,699,275)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(13,246)	1,503,654	(2,112,604)	13,225,148
Total Increase (Decrease) in Net Assets	162,397	2,530,276	38,645	16,956,892

Net Assets:
Beginning of period	5,303,091	2,772,815	20,310,964	3,354,072
End of period	$5,465,488	$5,303,091	$20,349,609	$20,310,964

Change in Shares Outstanding:
Shares outstanding, beginning of period	175,000	125,000	500,001	125,001
Shares issued	225,000	250,000	400,000	1,250,000
Shares redeemed	(225,000)	(200,000)	(450,000)	(875,000)
Shares outstanding, end of period	175,000	175,000	450,001	500,001

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		QRAFT AI-Enhanced U.S. Next Value ETF
	For the Six Months Ended October 31, 2021 (Unaudited)	Year Ended April 30, 2021	For the Six Months Ended October 31, 2021 (Unaudited)	For the period December 2, 2020(1) to April 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(15,097)	$(7,050)	$34,200	$12,984
Net realized gain (loss)	442,812	1,914,060	170,292	532,226
Change in net unrealized appreciation (depreciation)	1,724,895	586,040	(270,764)	302,572
Net increase (decrease) in net assets resulting from operations	2,152,610	2,493,050	(66,272)	847,782

Distributions to Shareholders	—	(1,169,034)	(32,575)	(12,192)

Capital Transactions:
Proceeds from shares issued	66,707,309	24,712,501	6,545,909	9,898,443
Cost of shares redeemed	(59,035,082)	(6,619,487)	(4,922,808)	(5,993,961)
Net increase (Decrease) in Net Assets Resulting from Capital Share Transactions	7,672,227	18,093,014	1,623,101	3,904,482
Total Increase (Decrease) in Net Assets	9,824,837	19,417,030	1,524,254	4,740,072

Net Assets:
Beginning of period	21,992,157	2,575,127	4,740,072	—
End of period	$31,816,994	$21,992,157	$6,264,326	$4,740,072

Change in Shares Outstanding:
Shares outstanding, beginning of period	625,001	100,001	150,000	—
Shares issued	1,850,000	725,000	200,000	350,000
Shares redeemed	(1,625,000)	(200,000)	(150,000)	(200,000)
Shares outstanding, end of period	850,001	625,001	200,000	150,000

(1)  Commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. High Dividend ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	For the period February 26, 2020(1) through April 30, 2020
Net Asset Value, beginning of period	$30.30		$22.18	$24.79
Investment Activities
Net investment income (loss)(2)	0.33		0.53	0.09
Net realized and unrealized gain (loss)	0.95		8.11	(2.70)
Total from investment activities	1.28		8.64	(2.61)
Distributions to shareholders from
Net investment income	(0.35)		(0.52)	—
Total distributions	(0.35)		(0.52)	—
Net Asset Value, end of period	$31.23		$30.30	$22.18
Total Return (%)	4.24	(3)	39.50	(10.53	)(3)
Total Return at Market Price (%)	4.15	(3)	39.21	(10.29	)(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	(4)
Net investment income (loss) (%)	2.10	(4)	2.05	2.46	(4)
Supplemental Data
Net Assets at end of period (000’s)	$5,465		$5,303	$2,773
Portfolio turnover (%)(5)	125	(3)	198	45	(3)
QRAFT AI-Enhanced U.S. Large Cap ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	For the period May 20, 2019(1) through April 30, 2020
Net Asset Value, beginning of period	$40.62		$26.83	$24.73
Investment Activities
Net investment income (loss)(2)	0.01		(0.02)	0.14
Net realized and unrealized gain (loss)	4.61		14.50	3.07
Total from investment activities	4.62		14.48	3.21
Distributions to shareholders from
Net investment income	(0.02)		(0.02)	(0.12)
Net realized gain	—		(0.67)	(0.99)
Total distributions	(0.02)		(0.69)	(1.11)
Net Asset Value, end of period	$45.22		$40.62	$26.83
Total Return (%)	11.39	(3)	54.12	12.84	(3)
Total Return at Market Price (%)	11.60	(3)	53.83	12.96	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	(4)
Net investment income (loss) (%)	0.07	(4)	(0.06)	0.56	(4)
Supplemental Data
Net Assets at end of period (000’s)	$20,350		$20,311	$3,354
Portfolio turnover (%)(5)	69	(3)	263	219	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		Year Ended April 30, 2021	For the period May 20, 2019(1) through April 30, 2020
Net Asset Value, beginning of period	$35.19		$25.75	$24.70
Investment Activities
Net investment income (loss)(2)	(0.02)		(0.04)	0.07
Net realized and unrealized gain (loss)	2.26		17.27	2.41
Total from investment activities	2.24		17.23	2.48
Distributions to shareholders from
Net investment income	—		(0.02)	(0.04)
Net realized gain	—		(7.77)	(1.39)
Total distributions	—		(7.79)	(1.43)
Net Asset Value, end of period	$37.43		$35.19	$25.75
Total Return (%)	6.38	(3)	69.95	9.99	(3)
Total Return at Market Price (%)	6.66	(3)	69.50	10.16	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	(4)
Net investment income (loss) (%)	(0.09	)(4)	(0.13)	0.28	(4)
Supplemental Data
Net Assets at end of period (000’s)	$31,817		$21,992	$2,575
Portfolio turnover (%)(5)	348	(3)	346	275	(3)
QRAFT AI-Enhanced U.S. Next Value ETF Selected Per Share Data	For the Six Months Ended October 31, 2021 (Unaudited)		For the period December 2, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$31.60		$25.14
Investment Activities
Net investment income (loss)(2)	0.18		0.10
Net realized and unrealized gain (loss)	(0.29)		6.46
Total from investment activities	(0.11)		6.56
Distributions to shareholders from
Net investment income	(0.17)		(0.10)
Total distributions	(0.17)		(0.10)
Net Asset Value, end of period	$31.32		$31.60
Total Return (%)	(0.35	)(3)	26.10	(3)
Total Return at Market Price (%)	(0.39	)(3)	26.89	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	(4)
Net investment income (loss) (%)	1.13	(4)	0.83	(4)
Supplemental Data
Net Assets at end of period (000’s)	$6,264		$4,740
Portfolio turnover (%)(5)	212	(3)	173	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2021 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. High Dividend ETF
QRAFT AI-Enhanced U.S. Large Cap ETF
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
QRAFT AI-Enhanced U.S. Next Value ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs use an active investment strategy in seeking to meet their investment objectives. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The AI-Enhanced U.S. High Dividend ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in dividend paying securities of U.S. listed companies. Each of the AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. Next Value ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus).

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

Each Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2021 for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. High Dividend ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$5,440,229	$—	$—	$5,440,229
Short-Term Investments	13,735	—	—	13,735
Total	$5,453,964	$—	$—	$5,453,964
QRAFT AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$20,301,345	$—	$—	$20,301,345
Short-Term Investments	52,889	—	—	52,889
Total	$20,354,234	$—	$—	$20,354,234

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$31,729,007	$—	$—	$31,729,007
Short-Term Investments	92,746	—	—	92,746
Total	$31,821,753	$—	$—	$31,821,753
QRAFT AI-Enhanced U.S. Next Value ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$6,241,932	$—	$—	$6,241,932
Short-Term Investments	23,163	—	—	23,163
Total	$6,265,095	$—	$—	$6,265,095

(a)  See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount based on effective yield. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to each Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2021, no Fund had any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis for such Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including each Fund, pursuant to an investment advisory agreement entered into by the Adviser and the Trust on behalf of each Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to each Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of each Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

QRAFT Technologies, Inc. (“QRAFT”) is the Funds’ sponsor. The Adviser has entered into an agreement with QRAFT whereby QRAFT assumes the obligation of the Adviser to pay all expenses of the Funds, except Excluded Expenses and, to the extent applicable, pay the Adviser’s minimum fee under the arrangement. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

An officer of the Trust is also an employee of an affiliate of the Distributor and receives no compensation from the Trust for serving as an officer.

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. High Dividend ETF	$8,154,492	$8,596,112
AI-Enhanced U.S. Large Cap ETF	13,937,901	16,398,777
AI-Enhanced U.S. Large Cap Momentum ETF	110,849,178	116,576,455
AI-Enhanced U.S. Next Value ETF	12,439,158	13,303,237

Purchases and sales of in-kind transactions for the period ended October 31, 2021 were as follows:

Fund	Purchases	Sales
AI-Enhanced U.S. High Dividend ETF	$6,945,793	$6,503,173
AI-Enhanced U.S. Large Cap ETF	16,736,062	16,324,172
AI-Enhanced U.S. Large Cap Momentum ETF	66,664,637	53,356,258
AI-Enhanced U.S. Next Value ETF	6,495,673	3,996,899

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for AI-Enhanced U.S. High Dividend ETF, AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. Next Value ETF are $500, $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for AI-Enhanced U.S. High Dividend ETF, AI-Enhanced U.S. Large Cap ETF, AI-Enhanced U.S. Large Cap Momentum ETF and AI-Enhanced U.S. Next Value ETF are $500, $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2021 (Unaudited)

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in each Fund’s prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk: Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented, and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Sector Focus Risk: Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. Each Fund identifies its sector weightings in its Summary of Investments and the sector exposure is expected to vary over time.

Note 7 – Federal Income Taxes

At October 31, 2021, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AI-Enhanced U.S. High Dividend ETF	$5,349,237	$258,462	$(153,735)	$104,727
AI-Enhanced U.S. Large Cap ETF	18,598,254	2,220,464	(464,484)	1,755,980
AI-Enhanced U.S. Large Cap Momentum ETF	29,534,543	2,757,156	(469,946)	2,287,210
AI-Enhanced U.S. Next Value ETF	6,233,287	242,364	(210,556)	31,808

As of the tax period ended April 30, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Accumulated Earnings (Deficit)
AI-Enhanced U.S. High Dividend ETF	$10,348	$—	$(247,684)	$230,601	$(6,735)
AI-Enhanced U.S. Large Cap ETF	—	—	(305,991)	404,268	98,277
AI-Enhanced U.S. Large Cap Momentum ETF	184,439	15,998	—	489,341	689,778
AI-Enhanced U.S. Next Value ETF	27,192	—	—	269,357	296,549

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2021 (Unaudited)

As of the tax period ended April 30, 2021, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
AI-Enhanced U.S. High Dividend ETF	$247,684	$—	$247,684

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2021, the AI-Enhanced U.S. Large Cap ETF had $291,010 of post-October capital losses which are deferred until May 1, 2021 for tax purposes. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

As of April 30, 2021, the AI-Enhanced U.S Large Cap ETF had $14,981 of qualified late-year ordinary losses, respectively, which are deferred until May 1, 2021 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of the Funds’ investments. The ultimate impact of the pandemic on the financial performance of the Funds’ investments is not reasonably able to be approximated at this time.

Note 9 – Events Subsequent to the Fiscal Year End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Funds’ financial statements.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2021 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of the Fund’s shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value May 1, 2021	Ending Account Value October 31, 2021	Annualized Expense Ratio	Expenses Paid During Period(1)
QRAFT AI-Enhanced U.S. High Dividend ETF
Actual Performance	$1,000.00	$1,042.40	0.75%	$3.86
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
QRAFT AI-Enhanced U.S. Large Cap ETF
Actual Performance	$1,000.00	$1,113.90	0.75%	$4.00
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Actual Performance	$1,000.00	$1,063.80	0.75%	$3.90
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
QRAFT AI-Enhanced U.S. Next Value ETF
Actual Performance	$1,000.00	$996.50	0.75%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	October 31, 2021 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets, and legal and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the March 2021 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2020. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT	October 31, 2021 (Unaudited)

At a meeting held on August 25, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved an investment advisory agreement between the Trust, on behalf of the QRAFT AI-Enhanced U.S. Next Value ETF (the “Fund”), and Exchange Traded Concepts, LLC (“ETC” or the “Adviser”) pursuant to which ETC would provide advisory services to the Fund (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and the Adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Although the 1940 Act requires that the Agreement be approved by the in-person vote of a majority of the Independent Trustees, the Meeting was held virtually through the internet in view of the health risks associated with holding an in-person meeting during the COVID-19 pandemic and possible restrictions on gatherings. The Meeting was held in reliance on an order issued by the Securities and Exchange Commission that provides temporary relief from the in-person voting requirements of the 1940 Act with respect to the approval of a fund’s advisory agreement in response to the challenges arising in connection with the COVID-19 pandemic.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and, at the Meeting, representatives from the Adviser presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from the Adviser provided an overview of its advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the Adviser’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the Agreement, the Board took into account the presentation made and the extensive discussion during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Trustees took into consideration (i) the nature, extent, and quality of the services to be provided by the Adviser to the Fund; (ii) the Adviser’s expected costs of and profits to be realized from providing advisory services to the Fund, including any fall-out benefits to be enjoyed by the Adviser or its affiliates; (iii) comparative fee and expense data for the Fund; (iv) the extent to which the advisory fee for the Fund reflects economies of scale to be shared with Fund shareholders; and (v) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services to be Provided

In considering the nature, extent, and quality of the services to be provided to the Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Fund. The Board noted that such responsibilities would include providing investment advice to the Fund, monitoring compliance with various fund policies and procedures and applicable securities regulations, trading portfolio securities and other investment instruments on behalf of the Fund, selecting broker-dealers to execute purchase and sale transactions, determining the daily baskets of deposit securities and cash components, executing portfolio securities trades for purchases and redemptions of fund shares, oversight of general portfolio compliance with relevant law, responsibility for quarterly reporting to the Board, and implementation of Board directives as they relate to the Fund. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board noted that it had recently reviewed ETC’s registration form on Form ADV and that it had been provided with ETC’s responses to a detailed series of questions, which

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	October 31, 2021 (Unaudited)

included a description of ETC’s operations, service, offerings, personnel, compliance program, risk management program, and financial condition. The Board considered ETC’s experience working with ETFs, including other series of the Trust and other ETFs managed by ETC. The Board also considered other services to be provided to the Fund by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate; administering the Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping, and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Fund’s business activities; supervising the Fund’s registration as an investment company and the offering of its shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for the Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services to be provided to the Fund by ETC.

Performance

Because the Fund is new and has not commenced operations, the Board noted that there were no historical performance records to consider.

Cost of Advisory Services and Profitability

The Board reviewed the proposed advisory fee to be paid to ETC for its services to the Fund under the Agreement. The Board reviewed a report comparing the Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the Fund’s advisory fee was within the range of advisory fees paid by the peer funds. The Board took into consideration that the advisory fee is a “unitary fee,” meaning that the Fund would pay no expenses other than certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that ETC will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources and that while the Fund’s sponsor has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation to the Fund is satisfied. The Board considered the costs and expenses to be incurred by ETC in providing advisory services, evaluated the compensation and benefits to be received by ETC from its relationship with the Fund, and reviewed a profitability analysis from ETC with respect to the Fund. In light of this information, the Board concluded that the advisory fee appeared reasonable in light of the services to be rendered.

Economies of Scale

The Board considered the expected costs, and anticipated profits, of the advisory services to the Fund, and the potential for economies of scale as fund assets grow The Board noted that such economies would, to some degree, be shared with Fund shareholders through the unified fee structure of the Fund. The Board further noted that it would have an opportunity to evaluate the extent to which economies of scale are being shared if and when the Fund experiences significant growth.

Conclusion

No single factor was determinative of the Board’s decision to approve the Agreement on behalf of the Fund; rather, the Board based its determination on the total mix on information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the Agreement was in the best interests of the Fund and its shareholders.

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10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ SAI, which is available without charge by visiting the Funds’ website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling toll-free (855) 973-7880.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (855) 973-7880 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/20/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/20/2021

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	12/20/2021